Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Asset ManagerSM Portfolio
Asset Manger: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
April 30, 2008
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 19.

Derek Young is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio, and co-manager of VIP Strategic Income Portfolio, which he has managed since April 2007, April 2007, and July 2005, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

VINV-08-01 June 16, 2008
1.870923.100

Supplement to the

Fidelity® Variable Insurance Products

Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,

Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio and all references to Mr. Habermann in the "Management Contracts" section beginning on page 42 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($398 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Ms. Bewick was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Dr. Irving as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 28,181	$ 7,150	$ 514
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 506

* Includes VIP Strategic Income ($121 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Dr. Irving was none.

VINVB-08-02 June 16, 2008
1.869875.101

Supplement to the
Fidelity® Variable Insurance Products
Asset ManagerSM Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2008
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 11.

Derek Young is manager of VIP Asset Manager Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

VAM-08-01 June 16, 2008
1.797978.107

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Asset Manager: Growth® Portfolio
April 30, 2008
Prospectus

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 11.

Derek Young is manager of VIP Asset Manager: Growth Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

VAMG-08-01 June 16, 2008
1.797980.107

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Asset ManagerSM Portfolio
Asset Manager: Growth® Portfolio
Investment Grade Bond Portfolio
Money Market Portfolio
Strategic Income Portfolio
Prospectus
April 30, 2008

The following information replaces similar information found under the "Fee Table" heading in the "Fund Summary" section on page 9.

	Initial Class	Effective Date
VIP Asset Manager	0.80%	2/1/05
VIP Asset Manager: Growth	0.85%	2/1/05
VIP Investment Grade Bond	0.45%	4/1/08
VIP Money Market	0.40%	2/1/05
VIP Strategic Income	0.75%	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective July 1, 2008, the following information replaces the biographical information for Dick Habermann and Derek Young found in the "Fund Management" section on page 19.

Derek Young is manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio which he has managed since April 2007. Mr. Young is co-manager of VIP Strategic Income which he has managed since July 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

VINC-08-02 June 16, 2008
1.868337.101

Supplement to the

Fidelity® Variable Insurance Products

Asset ManagerSM Portfolio, Asset Manager: Growth® Portfolio, Investment Grade Bond Portfolio,

Money Market Portfolio, and Strategic Income Portfolio

Funds of Variable Insurance Products Fund V

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of VIP Asset Manager and VIP Asset Manager: Growth and all references to Mr. Habermann in the "Management Contracts" section beginning on page 47 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 51.

The following table provides information relating to other accounts managed by Ms. Bewick as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19,284	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Strategic Income ($398 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Ms. Bewick was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 52.

The following table provides information relating to other accounts managed by Dr. Irving as of April 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 28,181	$ 7,150	$ 514
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 506

* Includes VIP Strategic Income ($121 (in millions) assets managed).

As of April 30, 2008, the dollar range of shares of VIP Strategic Income beneficially owned by Dr. Irving was none.

VINSCSC2B-08-02 June 16, 2008
1.869876.101